Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital
The authorized share capital of SLF Inc. consists of the following:

•
An unlimited number of common shares without nominal or par value. Each common share is entitled to one vote at meetings of the shareholders of SLF Inc. There are no pre-emptive, redemption, purchase, or conversion rights attached to the common shares.

•
An unlimited number of Class A and Class B non-voting shares, issuable in series. The Board is authorized before issuing the shares, to fix the number, the consideration per share, the designation of, and the rights and restrictions of the Class A and Class B shares of each series, subject to the special rights and restrictions attached to all the Class A and Class B shares. The Board has authorized 13 series of Class A non-voting preferred shares, 10 of which are outstanding.

The common and preferred shares of SLF Inc. qualify as capital for Canadian regulatory purposes. See Note 21.

Dividends and Restrictions on the Payment of Dividends
Under the Insurance Companies Act (Canada), SLF Inc. and Sun Life Assurance are each prohibited from declaring or paying a dividend on any of its shares if there are reasonable grounds for believing that it is, or by paying the dividend would be, in contravention of: (i) the requirement that it maintains adequate capital and adequate and appropriate forms of liquidity, (ii) any regulations under the Insurance Companies Act (Canada) in relation to capital and liquidity, and (iii) any order by which OSFI directs it to increase its capital or provide additional liquidity.

SLF Inc. and Sun Life Assurance have each covenanted that, if a distribution is not paid when due on any outstanding SLEECS issued by the SL Capital Trusts, then (i) Sun Life Assurance will not pay dividends on its public preferred shares, if any are outstanding, and (ii) if Sun Life Assurance does not have any public preferred shares outstanding, then SLF Inc. will not pay dividends on its preferred shares or common shares, in each case, until the 12th month (in the case of the SLEECS issued by SLCT I) or 6th month (in the case of SLEECS issued by SLCT II) following the failure to pay the required distribution in full, unless the required distribution is paid to the holders of SLEECS. Public preferred shares means preferred shares issued by Sun Life Assurance which: (a) have been issued to the public (excluding any preferred shares held beneficially by affiliates of Sun Life Assurance); (b) are listed on a recognized stock exchange; and (c) have an aggregate liquidation entitlement of at least $200. As at December 31, 2017, Sun Life Assurance did not have outstanding any shares that qualify as public preferred shares.

The terms of SLF Inc.'s outstanding preferred shares provide that for so long as Sun Life Assurance is a subsidiary of SLF Inc., no dividends on such preferred shares are to be declared or paid if Sun Life Assurance's minimum regulatory capital ratio falls below the applicable threshold.

In addition, under the terms of SLF Inc.'s outstanding preferred shares, SLF Inc. cannot pay dividends on its common shares without the approval of the holders of those preferred shares unless all dividends on the preferred shares for the last completed period for which dividends are payable have been declared and paid or set apart for payment.

Currently, the above limitations do not restrict the payment of dividends on SLF Inc.'s preferred or common shares.

The declaration and payment of dividends on SLF Inc.'s shares are at the sole discretion of the Board of Directors and will be dependent upon our earnings, financial condition and capital requirements. Dividends may be adjusted or eliminated at the discretion of the Board on the basis of these or other considerations.

15.A Common Shares
The changes in common shares issued and outstanding for the years ended December 31 were as follows:

	2017		2016
Common shares (in millions of shares)	Number of shares	Amount	Number of shares	Amount
Balance, January 1	613.6	$8,614	612.3	$8,567
Stock options exercised (Note 19)	0.4	18	1.3	47
Common shares purchased for cancellation(1)	(3.5)	(50)	—	—
Balance, December 31	610.5	$8,582	613.6	$8,614

(1)
On August 14, 2017, SLF Inc. launched a normal course issuer bid to purchase and cancel up to 11.5 million common shares between August 14, 2017 and August 13, 2018, through the facilities of the Toronto Stock Exchange, other Canadian stock exchanges, and/or alternative Canadian trading platforms, at prevailing market rates. Purchases may also be made by way of private agreements or share repurchase programs under issuer bid exemption orders issued by securities regulatory authorities. Any purchases made under an exemption order issued by a securities regulatory authority will generally be at a discount to the prevailing market price. In 2017, the common shares purchased and cancelled under this program were purchased at an average price per share of $49.40 for a total amount of $175. The total amount paid to purchase the shares is allocated to Common shares and Retained earnings in our Consolidated Statements of Changes in Equity. The amount allocated to Common shares is based on the average cost per common share and amounts paid above the average cost are allocated to Retained earnings.

Under SLF Inc.'s Canadian DRIP, Canadian-resident common and preferred shareholders may choose to have their dividends automatically reinvested in common shares and may also purchase common shares for cash. For dividend reinvestments, SLF Inc. may, at its option, issue common shares from treasury at a discount of up to 5% to the volume weighted average trading price or direct that common shares be purchased by the plan agent for participants through the Exchanges at the market price. Common shares acquired by participants through optional cash purchases may be issued from treasury or purchased through the Exchanges at SLF Inc.'s option, in either case at no discount. Commencing with the dividends paid on March 31, 2016, common shares acquired under the DRIP are purchased by the plan agent on behalf of participants on the open market through the Exchanges.
15.B Preferred Shares
The changes in preferred shares issued and outstanding for the years ended December 31 are as follows:

	2017		2016
Preferred shares (in millions of shares)	Number of shares	Amount	Number of shares	Amount
Balance, January 1	92.2	$2,257	92.2	$2,257
Converted, Class A, Series 10R(1)	—	—	(1.1)	(26)
Issued, Class A, Series 11QR(1)	—	—	1.1	26
Balance, December 31	92.2	$2,257	92.2	$2,257

(1)
Holders of the Class A Non-Cumulative 5-Year Rate Reset Preferred Shares Series 10R (“Series 10R Shares”) had a right to convert all or part of those shares on a one-for-one basis, into Class A Non-Cumulative Floating Rate Preferred Shares Series 11QR (“Series 11QR Shares”) on September 30, 2016 and certain holders exercised this right on that date.

Further information on the preferred shares outstanding as at December 31, 2017, is as follows:

Class A Preferred shares (in millions of shares)	Issue date	Annual dividend rate	Annual dividend per share		Earliest par call or redemption date(1)		Number of shares	Face amount	Net amount(2)
Series 1	February 25, 2005	4.75%		$1.19		Any time	16.0	$400	$394
Series 2	July 15, 2005	4.80%		$1.20		Any time	13.0	325	318
Series 3	January 13, 2006	4.45%		$1.11		Any time	10.0	250	245
Series 4	October 10, 2006	4.45%		$1.11		Any time	12.0	300	293
Series 5	February 2, 2007	4.50%		$1.13		Any time	10.0	250	245
Series 8R(3)	May 25, 2010	2.275%	(3)	$0.57		June 30, 2020(4)	5.2	130	127
Series 9QR(6)	June 30, 2015	Floating	(5)	Floating		June 30, 2020(7)	6.0	150	147
Series 10R(3)	August 12, 2011	2.842%	(3)(8)	$0.71	(11)	September 30, 2021(4)	6.9	173	169
Series 11QR(6)	September 30, 2016	Floating	(5)	Floating		September 30, 2021(7)	1.1	27	26
Series 12R(3)(10)	November 10, 2011	3.806%	(3)(9)	$0.95	(11)	December 31, 2021(4)	12.0	300	293
Total preferred shares							92.2	$2,305	$2,257

(1)	Redemption of all preferred shares is subject to regulatory approval.

(2)	Net of after-tax issuance costs.

(3)
On the earliest redemption date and every five years thereafter, the dividend rate will reset to an annual rate equal to the 5-year Government of Canada bond yield plus a spread specified for each series. The specified spread for Class A shares is: Series 8R - 1.41%, Series 10R - 2.17% and Class A Non-Cumulative 5-Year Rate Reset Preferred Shares Series 12R ("Series 12R Shares") - 2.73%. On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert their shares into the series that is one number higher than their existing series.

(4)	Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share.

(5)
Holders are entitled to receive quarterly floating rate non-cumulative dividends at an annual rate equal to the then 3-month Government of Canada treasury bill yield plus a spread specified for each series. The specified spread for Class A shares is: Series 9QR - 1.41% and Series 11QR - 2.17%.

(6)
On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert those shares into the series that is one number lower than their existing series.

(7)	Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share, and on any other date at $25.50 per share.

(8)	Prior to September 30, 2016, the annual dividend rate was 3.90%. The dividend rate was reset on September 30, 2016 to a fixed annual dividend rate of 2.842% until September 30, 2021.
(9) Prior to December 31, 2016, the annual dividend rate was 4.25%. The dividend rate was reset on December 31, 2016 to a fixed annual dividend rate of 3.806% until December 31, 2021.
(10) On December 19, 2016, we announced that the number of Series 12R Shares that were elected to be converted into Class A Non-Cumulative Floating Rate Preferred Shares Series 13QR was less than the one million shares required to give effect to that share conversion.
(11) The annual dividend per share in the table above is the amount paid per share in 2017.